Form N-1A Cover	Sep. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	VANGUARD MALVERN FUNDS
Entity Central Index Key	0000836906
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Prospectus Date	Nov. 10, 2026